Cover	Feb. 10, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 10, 2022, Aspen Group, Inc. filed a Form 8-K which due to a clerical error inadvertently reported NCLEX-RN first-time pass rates in the U.S. for the fourth quarter of calendar 2020 compared to the fourth quarter of calendar 2021 and identifying them as the scores for the full years of 2020 and 2021.
Document Period End Date	Feb. 10, 2022
Entity File Number	001-38175
Entity Registrant Name	ASPEN GROUP, INC.
Entity Central Index Key	0001487198
Entity Tax Identification Number	27-1933597
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	276 Fifth Avenue
Entity Address, Address Line Two	Suite 505
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(646)
Local Phone Number	448-5144
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	ASPU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false